Investment Strategy	Mar. 01, 2026
LargeCap Growth Fund I
Prospectus [Line Items]
Strategy [Heading]	Effective June 26, 2026, under Principal Investment Strategies, delete the second paragraph and replace with the following:
Strategy Narrative [Text Block]
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell Top 200® Growth Index.

LargeCap Value Fund III
Prospectus [Line Items]
Strategy [Heading]	Effective June 26, 2026, under Principal Investment Strategies, delete the second paragraph and replace with the following:
Strategy Narrative [Text Block]
The Fund is primarily actively managed by the sub-advisors. In addition, Principal Global Investors, LLC may invest up to 30% of the Fund’s assets using an index sampling strategy designed to match the performance of the Russell Top 200® Value Index.

Tax-Exempt Bond Fund
Prospectus [Line Items]
Strategy [Heading]	Under Principal Investment Strategies, add the following to the end of the second paragraph:
Strategy Narrative [Text Block]
Up to 20% of the Fund’s assets may be invested in municipal obligations that generate interest income subject to federal alternative minimum tax (“AMT”). Municipal obligations subject to AMT will not be deemed as eligible tax-exempt bonds for the purposes of determining whether the Fund meets its 80% policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Municipal obligations subject to AMT will not be deemed as eligible tax-exempt bonds for the purposes of determining whether the Fund meets its 80% policy. For shareholders subject to AMT, a portion of the Fund’s dividends may be subject to federal tax.